GW & K Small Cap Equity Fund
GW&K Small Cap Equity Fund
INVESTMENT OBJECTIVE
The investment objective of the GW&K Small Cap Equity Fund (the “Fund”) is to provide investors with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GW & K Small Cap Equity Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.60%	0.64%	0.40%
Total Annual Fund Operating Expenses	[1]	1.60%	1.39%	1.15%
Fee Waiver and Expense Reimbursements	[2]	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1][3]	1.40%	1.19%	0.95%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the "Investment Manager") and Gannett Welsh & Kotler, LLC ("GW&K") have contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.95% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager and GW&K may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.45%, 1.20% and 0.95%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.
[3]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses would have been 1.41%, 1.20%, and 0.96%, respectively.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example GW & K Small Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	143	485	852	1,883
Service Class	121	420	741	1,651
Institutional Class	97	346	614	1,380

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $3.5 billion at the time of purchase.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth or value oriented characteristics. The Subadvisor intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor generally expects that each economic sector within the Russell 2000® Index will be represented in the Fund’s portfolio. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.

The performance information shown for the Fund’s Investor Class shares (formerly Class A shares of the GW&K Multi-Cap Equity Fund, which were reclassified and redesignated as of July 27, 2009) includes historical performance of the Fund for periods prior to July 27, 2009. As of July 27, 2009, the Fund changed its name from “GW&K Multi-Cap Equity Fund” to “GW&K Small Cap Equity Fund,” adopted the Fund’s current investment strategies, and began comparing its performance to the Russell 2000® Index. Prior to July 27, 2009, (and for the periods shown below other than periods beginning after July 27, 2009), the Fund focused on a multi-cap equity strategy.

The performance information for the Fund’s Investor Class shares in the bar chart and for periods prior to July 27, 2009 does not reflect the impact of the sales charges (loads) that were previously in effect.
Calendar Year Total Returns as of 12/31/12 (Investor Class)

Best Quarter: 18.47% (2nd Quarter 2003) Worst Quarter: -21.37% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns GW & K Small Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class	14.45%	4.58%	8.42%	6.79%
Investor Class Return After Taxes on Distributions	14.03%	4.40%	8.08%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	9.94%	3.90%	7.41%
Service Class	14.74%			17.14%	Jul. 27, 2009
Institutional Class	14.90%			17.37%	Jul. 27, 2009
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%	6.86%	Jul. 27, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Service Class and Institutional Class shares will vary.